ACCRUED EXPENSES	12 Months Ended
Mar. 31, 2019
Payables and Accruals [Abstract]
ACCRUED EXPENSES

As of March 31, 2019, and 2018, accrued expenses amounted to $178,929 and $14,955, respectively. Accrued expenses comprised of accrued legal and professional, consultant services and year end employee bonuses as of March 31, 2019 and March 31, 2018.